29. OPERATING SEGMENTS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue from external customers	$ 614,128,905	$ 613,515,357	$ 628,572,029
Depreciation included in cost of sales and administrative expenses	24,911,943	23,245,867	21,396,547
Amortization	1,105,381	1,108,762	1,119,655
Income before taxes	61,495,451	63,710,208	66,072,007
Segment assets	1,146,168,107	1,056,826,587	1,015,838,586
Segment liabilities	574,014,863	511,486,336	505,867,930
Interest and other finance income	924,066	570,531	970,651
Interest expenses and other finance expense	11,647,790	9,985,677	10,305,449
Income taxes	11,394,118	11,876,809	16,806,562
Additions of property, plant and equipment	29,038,769	50,810,141	47,289,147
Investment in associates	21,262,939	21,819,709	23,433,439
Equity in earnings of associates	2,578,197	3,254,601	4,511,072
Cash flows from (used in) operating activities	36,274,705	19,997,274	43,867,659
Cash flows from (used in) investing activities	(40,095,172)	(51,433,175)	(30,237,057)
Cash flows from (used in) financing activities	7,685,853	16,311,089	5,792,952
Total	3,865,386	(15,124,812)	19,423,554
Wine in bulk
Disclosure of operating segments [line items]
Revenue from external customers	573,699,235	555,239,875	570,128,473
Depreciation included in cost of sales and administrative expenses	24,908,612	23,242,536	21,392,619
Amortization	385,228	428,176	439,454
Income before taxes	59,853,087	60,832,794	65,203,456
Segment assets	1,095,541,156	1,010,492,430	982,795,950
Segment liabilities	122,912,961	119,615,899	125,023,071
Interest and other finance income	924,066	570,531	970,651
Interest expenses and other finance expense	0	0	0
Income taxes	0	0	0
Additions of property, plant and equipment	29,032,979	50,798,473	47,285,292
Investment in associates	20,366,090	21,819,709	20,670,689
Equity in earnings of associates	2,549,617	3,066,948	4,319,139
Cash flows from (used in) operating activities	33,880,575	18,177,523	39,571,364
Cash flows from (used in) investing activities	(37,448,891)	(46,752,756)	(27,150,609)
Cash flows from (used in) financing activities	7,178,588	14,826,780	5,278,772
Total	3,610,272	(13,748,453)	17,699,527
Other Segment
Disclosure of operating segments [line items]
Revenue from external customers	40,429,670	58,275,482	58,443,556
Depreciation included in cost of sales and administrative expenses	3,331	3,331	3,928
Amortization	0	0	0
Income before taxes	1,642,364	2,877,414	868,551
Segment assets	13,140,614	14,527,037	11,007,244
Segment liabilities	1,420,520	6,932,902	7,879,284
Interest and other finance income	0	0	0
Interest expenses and other finance expense	0	0	0
Income taxes	0	0	0
Additions of property, plant and equipment	5,790	11,668	3,855
Investment in associates	896,849	0	2,762,750
Equity in earnings of associates	28,580	187,653	191,933
Cash flows from (used in) operating activities	2,394,130	1,819,751	4,296,295
Cash flows from (used in) investing activities	(2,646,281)	(4,680,419)	(3,086,448)
Cash flows from (used in) financing activities	507,265	1,484,309	514,180
Total	255,114	(1,376,359)	1,724,027
Not assigned
Disclosure of operating segments [line items]
Revenue from external customers	0	0	0
Depreciation included in cost of sales and administrative expenses	0	0	0
Amortization	720,153	680,586	680,201
Income before taxes	0	0	0
Segment assets	37,486,337	31,807,120	22,035,392
Segment liabilities	449,681,382	384,937,535	372,965,575
Interest and other finance income	0	0	0
Interest expenses and other finance expense	11,647,790	9,985,677	10,305,449
Income taxes	11,394,118	11,876,809	16,806,562
Additions of property, plant and equipment	0	0	0
Investment in associates	0	0	0
Equity in earnings of associates	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows from (used in) investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Total	$ 0	$ 0	$ 0